Document and Entity Information	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Document Type	F-1/A
Entity Registrant Name	TITAN MEDICAL INC
Entity Central Index Key	0000840551
Amendment Flag	true
Amendment description	This Registration Statement contains two prospectuses, as set forth below. ● Resale Prospectus. A prospectus to be used for the resale by selling securityholders of up to 3,143,267 Common Shares of the Registrant issuable upon exercise of outstanding Common Share purchase warrants held by the selling securityholders (the “Resale Prospectus”). ● Primary Offering Prospectus. A prospectus to be used for the offering by the Registrant of up to 15,116,950 Common Shares of the Registrant issuable upon the exercise of outstanding Common Share purchase warrants (the “Primary Offering Prospectus”). The Primary Offering Prospectus is substantively identical to the Resale Prospectus, except for the following principal points: ● they contain different outside and inside front covers; ● they contain different Offering sections in the Prospectus Summary section beginning on page 15; ● a Selling Securityholders section is included in the Resale Prospectus beginning on page 78; ● they contain different Use of Proceeds sections on page 77; ● they contain different Plan of Distribution sections on page 80; ● they contain different Description of the Securities sections on page 82; ● they contain different Dilution sections on page 83; and ● the references to “Common Shares” in the Certain Canadian Federal Income Tax Considerations section of the Primary Offering Prospectus includes the Warrant Shares. The Registrant has included in this Registration Statement, after the financial statements, a set of alternate pages to reflect the foregoing differences of the Resale Prospectus as compared to the Primary Offering Prospectus.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false